Categories of Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 47,130	$ 35,387
Commercial real estate	144,144	148,052
Residential real estate	73,623	61,765
Installment loans	31,585	39,243
Total gross loans	296,482	284,447
Less allowance for loan losses	(2,708)	(2,921)	(2,740)
Total loans	$ 293,774	$ 281,526